Significant restructuring transaction, mergers and acquisitions and investments - Kaiyuan (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2018 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
The allocation of the purchase price at the date of acquisition
Goodwill		$ 39,477	¥ 264,935	¥ 162,149	¥ 125,420
Trade names, trademarks and domain names | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods		20 years
Kaiyuan
Acquisition
Percentage of equity interest acquired	100.00%
Total investment consideration	¥ 3,362
The allocation of the purchase price at the date of acquisition
Net assets acquired	2,750
Goodwill	1,047
Deferred tax liabilities	(638)
Total	3,362
Property and equipment	3,458
Bank borrowings	¥ 651
Kaiyuan | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods	10 years
Kaiyuan | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets	¥ 203